Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues
Third party revenues	$ 73,761,977	¥ 479,917,547	¥ 415,295,453	¥ 266,182,435
Related party revenues	189,475,694	1,232,785,709	716,130,680	336,254,013
Total revenues	263,237,671	1,712,703,256	1,131,426,133	602,436,448
Business taxes and related surcharges	(1,005,431)	(6,541,634)	(3,715,689)	(7,427,171)
Net revenues	262,232,240	1,706,161,622	1,127,710,444	595,009,277
Operating cost and expenses:
Cost of revenues	(113,352,889)	(737,507,904)	(477,034,912)	(235,943,955)
Selling expenses	(43,369,004)	(282,171,751)	(237,297,482)	(87,091,525)
General and administrative expenses	(31,362,307)	(204,052,576)	(155,958,876)	(91,777,836)
Other operating income - government subsidy	6,322,863	41,138,443	37,385,834	23,684,945
Total operating cost and expenses	(181,761,337)	(1,182,593,788)	(832,905,436)	(391,128,371)
Income from operations	80,470,903	523,567,834	294,805,008	203,880,906
Interest income	1,749,980	11,385,895	3,712,918	2,794,977
Investment income	1,538,849	10,012,216	12,619,887	19,076,015
Gain from disposal of investment in affiliates | ¥				2,330,001
Realized exchange gain (loss)	(313,640)	(2,040,641)	(19,568)	2,095,199
Total other income	2,975,189	19,357,470	16,313,237	26,296,192
Income before taxes and gain from equity in affiliates	83,446,092	542,925,304	311,118,245	230,177,098
Income tax expense	(18,904,525)	(122,998,509)	(82,612,132)	(67,246,490)
Gain from equity in affiliates	396,453	2,579,447	1,539,316	4,333,847
Net income	64,938,020	422,506,242	230,045,429	167,264,455
Net income attributable to non-controlling interests	(2,000,224)	(13,014,063)	(22,461,561)	(13,787,949)
Net income attributable to ordinary shareholders	$ 62,937,796	¥ 409,492,179	¥ 207,583,868	¥ 153,476,506
Net income per share:
Basic (in dollars per share) | (per share)	$ 0.32	¥ 2.09	¥ 1.08	¥ 1.06
Diluted (in dollars per share) | (per share)	$ 0.31	¥ 1.99	¥ 1.03	¥ 1.01
Weighted average number of shares used in computation:
Basic (in shares)	195,467,414	195,467,414	192,674,014	114,124,300
Diluted (in shares)	205,671,904	205,671,904	200,765,917	119,598,947